Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net income (loss)		$ 1,009,431	$ (294,923)	$ 1,166,777
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		1,737,925	1,645,373	1,676,121
Asset impairment		128,409	1,086,983	70,149
Amortization of debt issuance costs, debt discount, debt premium and lease premium		113,981	64,970	79,645
Amortization of fair value adjustments on debt		(16,977)	(47,279)	(79,098)
Maintenance rights write-off	[1]	138,780	133,015	244,748
Maintenance liability release to income		(273,146)	(344,210)	(207,849)
Net gain on sale of assets		(89,428)	(89,618)	(188,835)
Deferred tax (benefit) expense		(5,905)	(20,882)	162,498
Share-based compensation		96,087	69,187	69,410
Collections of finance leases		124,325	68,128	98,365
Gain (loss) on investment at fair value		(2,301)	143,510	0
Loss on debt extinguishment		9,713	118,460	0
Transaction and integration-related expenses		186,474	0	0
Other		61,212	252,350	96,117
Changes in operating assets and liabilities:
Trade receivables		232,119	(128,188)	(8,751)
Other assets		112,790	(400,316)	(73,646)
Accounts payable, accrued expenses and other liabilities		130,333	(126,177)	31
Net cash provided by operating activities		3,693,822	2,130,383	3,105,682
Purchase of flight equipment		(1,703,395)	(778,547)	(3,359,092)
Proceeds from sale or disposal of assets		796,613	471,437	1,773,766
Prepayments on flight equipment		(86,386)	(405,178)	(1,369,400)
Acquisition of GECAS, net of cash acquired		(22,493,195)	0	0
Other		27,427	0	(17)
Net cash used in investing activities		(23,458,936)	(712,288)	(2,954,743)
Issuance of debt		26,496,660	10,946,333	6,539,310
Repayment of debt		(5,973,508)	(11,560,015)	(6,504,830)
Debt issuance and extinguishment costs paid, net of debt premium received		(422,260)	(253,806)	(36,592)
Maintenance payments received		448,516	345,699	736,423
Maintenance payments returned		(209,087)	(412,492)	(352,032)
Security deposits received		210,781	137,130	232,219
Security deposits returned		(290,758)	(297,469)	(233,222)
Dividend paid to non-controlling interest holders and others		(323)	(2,935)	(6,341)
Repurchase of shares and tax withholdings on share-based compensation		(76,220)	(127,777)	(639,941)
Net cash provided by (used in) financing activities		20,183,801	(1,225,332)	(265,006)
Net increase (decrease) in cash, cash equivalents and restricted cash		418,687	192,763	(114,067)
Effect of exchange rate changes		776	2,180	(621)
Cash, cash equivalents and restricted cash at beginning of period		1,495,290	1,300,347	1,415,035
Cash, cash equivalents and restricted cash at end of period		1,914,753	1,495,290	1,300,347
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,109,948	1,196,467	1,270,532
Income taxes paid (refunded), net		$ 4,928	$ (3,862)	$ 2,352

[1]	Maintenance rights write-off consisted of the following:

End-of-lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense	$7,048	$45,655	$76,611
MR contract maintenance rights write-off offset by maintenance liability release	17,260	35,897	19,848
EOL contract maintenance rights write-off offset by EOL compensation received	114,472	51,463	148,289
Maintenance rights write-off	$138,780	$133,015	$244,748